Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000026761
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares
Accumulated Value	$ 10,000		$ 10,037	$ 10,124	$ 10,294	$ 10,491	$ 10,525	$ 10,457	$ 10,746	$ 11,323	$ 11,889	$ 12,439
C000026763
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,081	10,214	10,432	10,653	10,714	10,656	10,956	11,562	12,157	12,751
C000168177
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,083	10,208	10,438	10,661	10,713	10,669	10,983	11,580	12,179	12,764
C000026762
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,071	10,193	10,401	10,622	10,661	10,605	10,893	11,484	12,064	12,641
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,158	10,120	10,768	11,781	11,734	10,769	10,538	10,676	11,258	11,836
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,158	10,120	10,768	11,781	11,734	10,769	10,538	10,676	11,258	11,836
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,158	10,120	10,768	11,781	11,734	10,769	10,538	10,676	11,258	11,836
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,158	10,120	10,768	11,781	11,734	10,769	10,538	10,676	11,258	11,836
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Accumulated Value	10,000		10,065	10,198	10,443	10,691	10,711	10,720	11,048	11,658	12,227	12,713
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Accumulated Value	10,000		10,065	10,198	10,443	10,691	10,711	10,720	11,048	11,658	12,227	12,713
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Accumulated Value	10,000		10,065	10,198	10,443	10,691	10,711	10,720	11,048	11,658	12,227	12,713
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,065	$ 10,198	$ 10,443	$ 10,691	$ 10,711	$ 10,720	$ 11,048	$ 11,658	$ 12,227	$ 12,713